Revenue	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Revenue
Note 4—Revenue
Revenue from commercial sale of products relates to sale of SKYTROFA
®
(lonapegsomatropin-tcgd) on the U.S. Market, which is sold to specialty pharmacies and specialty distributors (“commercial customers”). Customer payment terms are typically 30 days from the transaction date. SKYTROFA (lonapegsomatropin-tcgd) was approved by the U.S. Food and Drug Administration on August 25, 2021, and the Company began shipping products to commercial customers in the fourth quarter of 2021.
In addition, other revenue is generated primarily from three license agreements, which were entered into in 2018. The licenses grant VISEN Pharmaceuticals (“VISEN”), exclusive rights to develop and commercialize TransCon hGH, TransCon PTH and TransCon CNP in Greater China. As consideration, the Company has received up-front,
non-refundable,
non-cash
consideration of $40.0 million in form of 50% ownership in VISEN (Ownership at December 31, 2021 was 43.93%).
Revenue has been recognized in the consolidated statements of profit or loss with the following amounts:

	2021	2020	2019

	(EUR’000)
Revenue from external customers
Commercial sale of products	943	—	—
Rendering of services	751	2,140	9,919
Sale of clinical supply	3,719	2,206	804
“Right-to-use” licenses	2,365	2,607	2,652

Total revenue	7,778	6,953	13,375

Attributable to
Commercial customers	943	—	—
Collaboration partners and license agreements (1)	6,835	6,953	13,375

Total revenue	7,778	6,953	13,375

Specified by timing of recognition
Recognized over time	751	2,140	9,919
Recognized at a point in time	7,027	4,813	3,456

Total revenue	7,778	6,953	13,375

Specified per geographical location
North America	6,856	2,679	2,652
China	922	4,274	10,723

Total revenue	7,778	6,953	13,375

(1)
Revenue from collaboration partners and license agreements includes recognition of previously deferred revenue/internal profit from associate of €2.4 million, €3.5
 million and €6.5
 million for the years ended December 31, 2021, 2020 and 2019, respectively. Revenue from one collaboration partner amounted to 95
% of total revenue from collaboration partners and license agreements.